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                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form
                              Please print or type

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1.    Name and address of issuer:

      JOHN HANCOCK VARIABLE SERIES TRUST I

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2.    Name of each series or class of funds for which this notice is filed:

      (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.    Investment Company Act File Number: 811-04490

      Securities Act File Number: 33-02081

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4(a). Last day of fiscal year for which this notice is filed:

      December 31, 2004

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

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4(c). [ ] Check box if this is the last time the issuer will be filing this form.

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal year
             pursuant to section 24 (f):                                                       $101,124,859
                                                                                               ------------

      (ii)   Aggregate price of shares redeemed or repurchased during the
             fiscal year:                                                     $129,623,762
                                                                              ------------

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
             payable to the Commission:
                                                                              ------------

      (iv)   Total available redemption credits [add items 5(ii) and 5
             (iii)]:                                                                           $129,623,762
                                                                                               ------------

      (v)    Net sales- if item 5(I) is greater than Item 5(iv) [subtract
             Item 5 (iv) from item 5(I)]:                                                      $(28,498,903)
                                                                                               ------------

      (vi)   Redemption credits available for use in future years - if item
             5(I) is less than Item 5(iv) [subtract item 5 (iv) from item
             5(I)]:                                                           $(28,498,903)
                                                                              ------------

      (vii)  Multiplier for determining registration fee (See Instruction
             C.9)                                                                                 0.0001177
                                                                                               ------------

      (viii) Registration fee due [multiply item 5(v) by item 5(vii)]
             (enter "0" if no fee is due):                                                   = $  (3,354.32)
                                                                                               ============

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6.    Prepaid Shares

      If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other
      units) deducted here:           . If there is a number of shares or
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      other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
      state that number here:          .
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7.    Interest due - if this Form is being filed more than 90 days after
      the end of the issuer's fiscal year (see instruction D):                               +
                                                                                               ------------

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                                            =
                                                                                               ------------

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9.    Due the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

         Method of Delivery:

                    [X] Wire Transfer
                    [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.


                                        /S/ GLADYS C. MILLAN
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By (Signature and Title):               Gladys C. Millan
                                        Manager

Date March 21, 2005
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